First Trust S-Network E-Commerce ETF Average Annual Total Returns			12 Months Ended		59 Months Ended	60 Months Ended	111 Months Ended
		Mar. 31, 2026	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
S-Network Global E-Commerce Index(TM) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]			12.51%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	22.34%	11.70%	11.19%	12.08%
First Trust S-Network E-Commerce ETF
Prospectus [Line Items]
Average Annual Return, Percent				11.94%		7.89%	8.80%
Performance Inception Date		Sep. 20, 2016
First Trust S-Network E-Commerce ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				11.35%		7.42%	8.30%
First Trust S-Network E-Commerce ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				7.07%		5.97%	6.89%

[1]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.